(Re)Insurance contracts and investment contracts with discretionary participation features - Summary of Assets and Liabilities for Groups of Insurance Contracts Issued and Reinsurance Contracts Held by Measurement Model (Detail) - EUR (€)
€ in Millions
	Jun. 30, 2026	Dec. 31, 2025
Disclosure In Tabular Form Of Insurance Contracts And Reinsurance Contracts Assets And Liabilities Based On The Approach [Line Items]
Insurance contract assets	€ 16	€ 18
Insurance contract liabilities	137,407	176,067
Insurance contracts net balance	137,391	176,049
Reinsurance contract assets	17,374	17,153
Reinsurance contract liabilities	201	195
Reinsurance contracts net balance	17,173	16,958
Contracts not measured under the PAA [member]
Disclosure In Tabular Form Of Insurance Contracts And Reinsurance Contracts Assets And Liabilities Based On The Approach [Line Items]
Insurance contract assets	16	18
Insurance contract liabilities	137,357	176,024
Insurance contracts net balance	137,341	176,006
Reinsurance contract assets	17,365	17,146
Reinsurance contract liabilities	201	195
Reinsurance contracts net balance	17,164	16,950
Contracts measured under the PAA [member]
Disclosure In Tabular Form Of Insurance Contracts And Reinsurance Contracts Assets And Liabilities Based On The Approach [Line Items]
Insurance contract assets	0	0
Insurance contract liabilities	50	44
Insurance contracts net balance	50	44
Reinsurance contract assets	9	8
Reinsurance contract liabilities	0	0
Reinsurance contracts net balance	€ 9	€ 8